Notes Payable (Tables)	12 Months Ended
Dec. 31, 2018
Notes Payable [Abstract]
Schedule of Notes Payable	Notes payable consisted of the following:
	December 31, 2018		December 31, 2017
Issuing bank	RMB	US$	RMB
SPD Bank	-	-	37,900
Bank of Weifang	48,000	6,981	30,000

	48,000	6,981	67,900